Borrowing Arrangements - Outstanding Borrowing (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Tranche B Term Loan [Member]	Dec. 31, 2011 Tranche B Term Loan [Member]	Sep. 30, 2013 Series C New Term Loans [Member]	Dec. 31, 2012 Series C New Term Loans [Member]	May 31, 2012 Series C New Term Loans [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Sep. 30, 2013 Term Loan [Member]	Dec. 31, 2012 Tranche B and Series C New Term Loans [Member]
Schedule Of Borrowings [Line Items]
Outstanding borrowings	$ 784,075,000	$ 928,284,000		$ 346,111,000	$ 350,946,000		$ 84,363,000		$ 300,000,000	$ 300,000,000	$ 197,810,000	$ 174,055,000	$ 784,075,000	$ 430,474,000
Deferred financing costs and original issue discount	(18,631,000)	(21,641,000)
Total debt	765,444,000	906,643,000	799,257,000
Less current maturities	7,900,000	2,036,000	4,814,000
Long-term debt	757,544,000	904,607,000	794,443,000
Original issue discount		(8,012,000)	(10,656,000)					(425,000)
Deferred financing costs		$ (13,629,000)	$ (15,088,000)			$ (2,300,000)